Taxes - Tax loss (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred taxes
Unrecorded tax losses carry forwards	SFr 275,156,180	SFr 206,534,151	SFr 183,370,289
Not later than one year
Deferred taxes
Unrecorded tax losses carry forwards	141,425,567	3,540,541	1,224,210
Later than one year and not later than two years
Deferred taxes
Unrecorded tax losses carry forwards	290,949	141,425,567	3,540,541
Later than two years and not later than three years
Deferred taxes
Unrecorded tax losses carry forwards	3,586,490	290,949	141,425,567
Later than three years and not later than four years
Deferred taxes
Unrecorded tax losses carry forwards	23,467,840	3,586,490	290,949
Later than four years and not later than five years
Deferred taxes
Unrecorded tax losses carry forwards	12,590,566	23,467,840	3,586,490
Increase in unrecorded tax losses carry forwards	4,000,000.0
Later than five years and not later than six years
Deferred taxes
Unrecorded tax losses carry forwards	28,427,419	9,831,196	23,467,858
Increase in unrecorded tax losses carry forwards	2,800,000
Later than six years and not later than seven years
Deferred taxes
Unrecorded tax losses carry forwards	SFr 65,367,349	SFr 24,391,568	SFr 9,834,674